33. Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Coverage Tables Abstract
Insurance coverage
Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Assigning profit	15,546
Business interruption	Loss of profits	8,930
Cars and Others	Damages	291